FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
(a)    Overview
The Group’s principal financial instruments comprise cash, receivables, other financial assets, payables, loans and borrowings and lease liabilities. The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk and liquidity risk.
The Group manages its exposure to key financial risks in accordance with the Group’s financial risk management policy. Key risks are monitored and reviewed as circumstances change and policies are revised as required. The overall objective of the Group’s financial risk management policy is to support the delivery of the Group’s financial targets whilst protecting future financial security.
Given the nature and size of the business and uncertainty as to the timing and amount of cash inflows and outflows, the Group does not enter into derivative transactions to mitigate the financial risks. In addition, the Group’s policy is that no trading in financial instruments shall be undertaken for the purposes of making speculative gains. As the Group’s operations change, the Directors will review this policy periodically going forward.
The Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. The Board reviews and agrees policies for managing the Group’s financial risks as summarised below.
(b)    Credit Risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This arises principally from cash and cash equivalents, receivables, and other financial assets.
There are no significant concentrations of credit risk within the Group. The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	Notes	2025	2024
		US$	US$
Cash and cash equivalents	5	54,814,125	33,157,356
Trade and other receivables	6	823,268	2,302,010
		55,637,393	35,459,366
With respect to credit risk arising from cash and cash equivalents, the Group’s exposure arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments. The credit risk for cash and cash equivalents is considered negligible, since the counterparties are reputable banks with high quality external credit ratings.
Trade and other receivables comprise primarily deposits, accrued interest and GST refunds due. Where possible the Group trades only with recognized, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant. There were no past due receivables at the date of this report.
(c)    Liquidity Risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Board’s approach to managing liquidity is to ensure, as far as possible, that the Group will always have sufficient liquidity to meet its liabilities when due. At June 30, 2025, the Group had sufficient liquid assets to meet its financial obligations.
The Group had no financial covenants during the 2025 and 2024 financial periods, as the Group’s lease liabilities and other loans and borrowings do not impose any financial covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
The contractual maturities of financial liabilities, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2025
Financial liabilities
Trade and other payables	7,489,397	-	-	7,489,397	7,489,397
Lease liabilities	465,254	1,425,380	2,024,881	3,915,515	3,915,515
Other loans and borrowings	6,764	12,303	-	19,067	19,067
	7,961,415	1,437,683	2,024,881	11,423,979	11,423,979

2024
Financial liabilities
Trade and other payables	2,317,830	-	-	2,317,830	2,317,830
Lease liabilities	439,382	1,336,962	-	1,776,344	1,465,780
Other loans and borrowings	6,373	20,117	-	26,490	24,893
	2,763,585	1,357,079	-	4,120,664	3,808,503
(d)    Interest Rate Risk
The Group’s exposure to the risk of changes in market interest rates relates primarily to the cash and short-term deposits with a floating interest rate. These financial assets with variable rates expose the Group to cash flow interest rate risk. All other financial assets and liabilities are either non-interest bearing (for example, receivables and payables) or have fixed interest rates (for example, lease liabilities, sub-lease receivables, and loans and borrowings).
At the reporting date, the interest rate profile of the Group’s financial instruments was:

	Notes	2025	2024
		US$	US$
Cash at bank and on hand	5	54,814,125	33,157,356
		54,814,125	33,157,356
The Group’s cash at bank and on hand and short-term deposits had a weighted average floating interest rate at year end of 3.48% (2024: 4.16%).
The Group currently does not engage in any hedging or derivative transactions to manage interest rate risk.
Interest rate sensitivity
A sensitivity of 0.5% (50 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 0.5% (50 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5%	-0.5%	+0.5%	-0.5%
	US$	US$	US$	US$
2025
Cash and cash equivalents	274,071	(274,071)	274,071	(274,071)
2024
Cash and cash equivalents	165,787	(165,787)	165,787	(165,787)
2023
Cash and cash equivalents	59,690	(59,690)	59,690	(59,690)
(e)    Foreign Currency Risk
Foreign currency risk is the risk that the fair value of future cash outflows will fluctuate because of changes in foreign currency exchange rates.
The Group’s exposure to the risk of changes in foreign exchange rate relates primarily to assets and liabilities that are denominated in currencies other than the functional currency of the group entity.
The Company’s functional currency is Australian dollars. The financial statements are presented in United States dollars which is the Group’s presentation currency.
The Group also has transactional currency exposures relating to transactions denominated in currencies other than the functional currency of the entity.
It is the Group’s policy not to enter into any hedging or derivative transactions to manage foreign currency risk.
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2025 US$ Equivalent	2024 US$ Equivalent
Financial assets
Cash and cash equivalents	29,417,896	25,268,133
Financial liabilities
Trade and other payables	(1,130,814)	(256,267)
Net exposure	28,287,082	25,011,866
Foreign exchange rate sensitivity
At the reporting date, had the US$ appreciated or depreciated against the A$, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10%	-10%	+10%	-10%
	US$	US$	US$	US$
2025
Group	2,828,708	(2,828,708)	2,828,708	(2,828,708)
2024
Group	2,501,186	(2,501,186)	2,501,186	(2,501,186)
(f)    Commodity Price Risk
The Group’s major commodity price exposure is to the price of titanium and titanium products. The price of titanium is affected by numerous factors beyond the control of the Group. The Group is currently researching, developing and commercializing its titanium metal technologies and exploring its mineral properties in the United States. To date, the Group has not had significant sales of titanium and titanium products, but anticipates product sales now that the Group's Titanium Manufacturing Campus in Virginia has been fully commissioned and started operations. We currently do not enter into hedging or derivative transactions to manage commodity price risk.
(g)    Capital Management
The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Given the stage of development of the Group, the Board’s objective is to minimize debt and to raise funds as required through the issue of new shares. The Group is not subject to externally imposed capital requirements.
There were no changes in the Group’s approach to capital management during the year.
(h)    Fair Value
The fair value of financial assets and financial liabilities approximates their carrying value. The methods for estimating fair value are outlined in the relevant notes to the consolidated financial statements.